FAIR VALUE OF FINANCIAL INSTRUMENTS - Amortized Cost for which Fair Value is Disclosed (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	$ 312,264	$ 310,677